Note 8 - Commitments and Contingencies: Stock Split (Policies)	6 Months Ended
Jan. 31, 2017
Policies
Stock Split

Stock Split

In connection with the stock split, some shareholders did not respond or pay the transfer agent fee by the deadline. As a result, these shareholders were not issued the additional shares. At some point, the Company may be required to issue an additional 2,736,000 of Class B common stock in connection with this stock split.